Loss on financial instruments, net - Schedule of Gain or Loss on Financial Instrument Recognized in the Consolidated Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
(Loss) gain on derivative financial instruments and foreign currency exchange, net	$ (802)	$ 3,813	$ (1,920)
Realized gain on financial instruments at FVTPL	251	0	510
Loss on sale of financial instruments at amortized cost	0	(3,858)	0
Realized gain on financial instruments at FVOCI	68	0	0
Totals	$ (483)	$ (45)	$ (1,410)